Preferred shares - Issuances (Details) $ / shares in Units, ¥ in Thousands									12 Months Ended
	Aug. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2015 CNY (¥)	Jul. 21, 2014 USD ($) $ / shares shares	Jul. 21, 2014 CNY (¥)	Dec. 09, 2013 USD ($) $ / shares shares	Dec. 09, 2013 CNY (¥)	May 29, 2013 USD ($) $ / shares shares	May 29, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 shares	Jun. 09, 2016 shares	May 31, 2016 USD ($)
Preferred shares
Number of ordinary share could be issued for each Preferred Share convert												1
Minimum
Preferred shares
Pre-IPO value of the company | $													$ 500,000,000
Series A Preferred Shares
Preferred shares
Shares authorized							30,000,000		30,000,000		0
Shares issued							30,000,000		30,000,000		0
Issue price per share (in dollars per share) | $ / shares							$ 0.0667
Proceeds from issuance of preferred shares							$ 2,000,000	¥ 12,357
Issuance costs | ¥								¥ 218
Series B Preferred Shares
Preferred shares
Shares authorized					48,233,710				48,233,710		0
Shares issued					48,233,710				48,233,710		0
Issue price per share (in dollars per share) | $ / shares					$ 0.1807
Proceeds from issuance of preferred shares					$ 7,740,000	¥ 47,315
Shares re-designated from issued ordinary shares					5,395,000
Issuance costs | ¥						¥ 181
Series C Preferred Shares
Preferred shares
Shares authorized			71,200,613						71,200,613		0
Shares issued			71,200,613						71,200,613		0
Issue price per share (in dollars per share) | $ / shares			$ 0.4416
Proceeds from issuance of preferred shares			$ 28,200,000	¥ 173,607						¥ 169,724
Shares re-designated from issued ordinary shares			7,337,468
Issuance costs | ¥				¥ 3,883
Series D Preferred Shares
Preferred shares
Shares authorized	21,494,316								21,494,316		0
Shares issued	21,494,316								21,494,316		0
Issue price per share (in dollars per share) | $ / shares	$ 0.9305
Proceeds from issuance of preferred shares	$ 20,000,000	¥ 127,571							¥ 125,574
Issuance costs | ¥		¥ 1,997